INVENTORY (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Natural gas inventory	$ 94	$ 84
Raw materials and other	47	24
Carrying amount of inventories	141	108
Cost of inventories recognised as expense during period	502	418	$ 154
Inventory impairment	$ 0	$ 0	$ 0